SCOPE OF CONSOLIDATION - Assets Held for Sale (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 4,867	$ 2,172	$ 2,574	$ 2,501
Inventories	17,296	20,744
Total current assets	28,616	32,475
Non-current assets:
Property, plant and equipment	36,231	35,638
Other assets	1,648	3,360
Total non-current assets	59,292	58,774
Total assets	87,908	91,249
Current liabilities:
Total current liabilities	21,287	23,455
Non-current liabilities:
Long-term debt	11,471	9,316
Other long-term liabilities	2,518	3,019
Non-current liabilities	26,138	23,686
Total liabilities	$ 47,425	47,141
Disposal groups classified as held for sale
Current assets:
Cash and cash equivalents		10
Trade accounts receivable, prepaid expenses and other current assets		319
Inventories		1,034
Total current assets		1,363
Non-current assets:
Property, plant and equipment		716
Other assets		32
Total non-current assets		748
Total assets		2,111
Current liabilities:
Trade accounts payables, accrued expenses and other liabilities		563
Total current liabilities		563
Non-current liabilities:
Long-term debt		77
Other long-term liabilities		181
Non-current liabilities		258
Total liabilities		821
Disposal groups classified as held for sale | ArcelorMittal Italia remedies
Current assets:
Cash and cash equivalents		10
Trade accounts receivable, prepaid expenses and other current assets		291
Inventories		1,011
Total current assets		1,312
Non-current assets:
Property, plant and equipment		638
Other assets		32
Total non-current assets		670
Total assets		1,982
Current liabilities:
Trade accounts payables, accrued expenses and other liabilities		542
Total current liabilities		542
Non-current liabilities:
Long-term debt		77
Other long-term liabilities		164
Non-current liabilities		241
Total liabilities		783
Disposal groups classified as held for sale | Steelton
Current assets:
Cash and cash equivalents		0
Trade accounts receivable, prepaid expenses and other current assets		28
Inventories		23
Total current assets		51
Non-current assets:
Property, plant and equipment		78
Other assets		0
Total non-current assets		78
Total assets		129
Current liabilities:
Trade accounts payables, accrued expenses and other liabilities		21
Total current liabilities		21
Non-current liabilities:
Long-term debt		0
Other long-term liabilities		17
Non-current liabilities		17
Total liabilities		$ 38